Capital Structure and Financial Matters (Tables)	12 Months Ended
Dec. 31, 2020
Capital Structure and Financial Matters
Schedule of changes in the share capital

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, January 1, 2018	12,917,016	12,917
Share capital, December 31, 2018	12,917,016	12,917
Capital increase at July 17, 2019 (issuance of shares for cash)	997,668	998
Capital increase at July 17, 2019 (conversion of Convertible Debt 1)	302,976	303
Capital increase at July 17, 2019 (conversion of Convertible Debt 2)	848,232	848
Capital increase at December 19, 2019 (issuance of shares for cash)	118,260	118
Share capital, December 31, 2019	15,184,152	15,184
Capital increase at September 17, 2020 (issuance of shares for cash)	745,380	745
Capital increase at October 15, 2020 (issuance of shares for cash)	269,136	269
Share capital, December 31, 2020	16,198,668	16,198

	December 31,
	2020	2019
	(USD in thousands)
Authorized, issued and fully paid
16,198,668 (2019:15,184,152) ordinary shares of DKK 1 each (2019: ordinary shares of DKK 1 each)	$2,648	$2,481
	$2,648	$2,481

Schedule of Executive Management’s and Board of Director’s holding of shares

Number of ordinary shares owned	2020	2019	2018
Niels Iversen Møller	4,292,604	4,292,604	4,292,352
Andreas Holm Mattsson	4,163,832	4,163,832	4,163,832
Lars Aage Staal Wegner	182,124	182,124	181,872
Executive Management in total	8,638,560	8,638,560	8,638,056

Number of ordinary shares owned	2020	2019	2018
Roberto Prego	676,620	310,248	307,548
Thomas William Wylonis	485,676	481,860	471,096
Marianne Søgaard	41,652	—	—
Steven Projan	27,288	11,736	—
Board of Directors in total	1,231,236	803,844	778,644